ACQUISITION	6 Months Ended	12 Months Ended
	Sep. 30, 2017	Mar. 31, 2017
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]
4.	ACQUISITION

On April 21, 2016, the Company acquired 100% of the common and preferred shares of IMT, through a transaction where Bionik Mergerco merged with and into IMT, with IMT surviving the merger as a wholly owned subsidiary of Bionik. Bionik issued an aggregate of 23,650,000 shares of Company Common Stock in exchange for all shares of IMT Common Stock and IMT Preferred Stock outstanding immediately prior to April 21, 2016. All shares have been issued at March 31, 2017.

Bionik also assumed each of the 3,895,000 options to acquire IMT Common Stock granted under IMT’s equity incentive plan or otherwise issued by IMT. These options were exchanged for purchase of an aggregate of 3,000,000 shares of Company Common Stock, of which 1,000,000 have an exercise price of $0.25. 1,000,000 have an exercise price of $0.95 and 1,000,000 have an exercise price of $1.05. Stock compensation expense on vested options of $2,582,890 was recorded on the options exchanged and this amount is included in the acquisition equation.

As a result of the acquisition of IMT, the Company acquired assets including three licensed patents, two license agreements, three FDA listed products, an FDA inspected manufacturing facility, extensive clinical and sales data, and international distributors. The Company retained an independent valuator to determine the purchase price allocation, which reflects the allocation of assets and goodwill. The following sets forth the purchase price allocation based on management’s best estimates of fair value, including a summary of major classes of consideration transferred and the recognized amounts of assets acquired and liabilities assumed at the acquisition date.

As at April 21, 2016
$
Fair value of 23,650,000 shares of common stock (a)	23,177,000
Fair value of vested stock options (b)	2,582,890
Allocation of purchase price:	25,759,890
Cash and cash equivalents	266,635
Accounts receivable	6,490
Inventories	188,879
Prepaid expenses and other current assets	16,839
Equipment	59,749
Liabilities assumed:
Accounts payable	(241,299)
Accrued liabilities	(361,029)
Customer deposits	(86,487)
Demand notes payable	(324,894)
Promissory notes payable	(217,808)
Bionik advance (c)	(1,436,164)
Net assets acquired	(2,129,089)
Patents and exclusive License Agreement	1,306,031
Trademark	2,505,907
Customer relationships	1,431,680
Non compete agreement	61,366
Assembled Workforce	275,720
Goodwill	22,308,275
25,759,890

(a)	The fair value of common stock was based on $0.98, which was the closing market price of the Company’s common stock on April 21, 2016.

(b)
The fair value of the vested stock options was determined using the Black Scholes option pricing model with the following key assumptions: a risk free rate of 1.59%, dividend and forfeiture rates of 0% and expected volatility of 114% which is consistent with the Company’s assumptions (Note 11).

(c)
Included in the net assets acquired was a loan issued to IMT in the amount of $300,000 under normal commercial terms. The loan carried an interest rate of 6% and were secured by all the assets of IMT subject to a $200,000 subordination to a third party financial services company, which was released in April 2016.

The schedule below reflects the intangible assets acquired in the IMT acquisition and the assets amortization period and expense for the three and six months period ended September 30, 2017 and the year ended March 31, 2017:

Intangible assets acquired	Amortization		Expense March	Value at March	3 Months Expense	6 Months Expense	Value at
	period (years)	Value acquired	31, 2017	31, 2017	September	September	September
					30, 2017	30, 2017	30, 2017
		$	$	$	$	$	$
Patents and exclusive License Agreement	9.74	1,306,031	126,375	1,179,656	33,522	67,081	1,112,575
Trademark	Indefinite	2,505,907	-	2,505,907	-	-	2,505,907
Customer relationships	10	1,431,680	134,931	1,296,749	35,792	71,622	1,225,127
Non compete agreement	2	61,366	28,918	32,448	7,671	15,367	17,081
Assembled Workforce	1	275,720	259,856	15,864	-	15,864	-
		5,580,704	550,080	5,030,624	76,985	169,934	4,860,690

4.	ACQUISITION

On April 21, 2016, the Company acquired 100% of the common and preferred shares of IMT, through a transaction where Bionik Mergerco merged with and into IMT, with IMT surviving the merger as a wholly owned subsidiary of Bionik. Bionik issued an aggregate of 23,650,000 shares of Company Common Stock in exchange for all shares of IMT Common Stock and IMT Preferred Stock outstanding immediately prior to April 21, 2016. All shares have been issued at March 31, 2017.

Bionik also assumed each of the 3,895,000 options to acquire IMT Common Stock granted under IMT’s equity incentive plan or otherwise issued by IMT. These options were exchanged for purchase of an aggregate of 3,000,000 shares of Company Common Stock, of which 1,000,000 have an exercise price of $0.25. 1,000,000 have an exercise price of $0.95 and 1,000,000 have an exercise price of $1.05. Stock compensation expense on vested options of $2,582,890 was recorded on the options exchanged and this amount is included in the acquisition equation.

As a result of the acquisition of IMT, the Company acquired assets including three licensed patents, two license agreements, three FDA listed products, a FDA inspected manufacturing facility, extensive clinical and sales data, and international distributors. The Company retained an independent valuator to determine the purchase price allocation, which reflects the allocation of assets and goodwill. The following sets forth the purchase price allocation based on management’s best estimates of fair value, including a summary of major classes of consideration transferred and the recognized amounts of assets acquired and liabilities assumed at the acquisition date.

As
at April 21,
2016
$
Fair value of 23,650,000 shares of common stock (a)	23,177,000
Fair value of vested stock options (b)	2,582,890
Allocation of purchase price:	25,759,890
Cash and cash equivalents	266,635
Accounts receivable	6,490
Inventories	188,879
Prepaid expenses and other current assets	16,839
Equipment	59,749
Liabilities assumed:
Accounts payable	(241,299)
Accrued liabilities	(361,029)
Customer deposits	(86,487)
Demand notes payable	(324,894)
Promissory notes payable	(217,808)
Bionik advance (d)	(1,436,164)
Net assets acquired	(2,129,089)
Patents and exclusive License Agreement	1,306,031
Trademark	2,505,907
Customer relationships	1,431,680
Non compete agreement	61,366
Assembled Workforce	275,720
Goodwill	22,308,275
25,759,890

(a)	The fair value of common stock was based on $0.98, which was the closing market price of the Company’s common stock on April 21, 2016.

(b)
The fair value of the vested stock options was determined using the Black Scholes option pricing model with the following key assumptions: a risk free rate of 1.59%, dividend and forfeiture rates of 0% and expected volatility of 114% which is consistent with the Company’s assumptions (Note 11).

(c)
Pro forma information has not been presented for IMT as these operations have been consolidated for all days in the year ended March 31, 2017 except 20 days from April 20, 2016. These 20 days are not considered material.

(d)
Included in the net assets acquired was a loan issued to IMT in the amount of $300,000 under normal commercial terms. The loan carried an interest rate of 6% and were secured by all the assets of IMT subject to a $200,000 subordination to a third party financial services company, which was released in April 2016.

(e)	The schedule below reflects the intangible assets acquired in the IMT acquisition and the assets amortization period and expense for the year ended March 31, 2017:

	Amortization		Expense	Value at March
Intangible assets acquired	period (years)	Value acquired	March 31, 2017	31, 2017
		$	$	$
Patents and exclusive License Agreement	9.74	1,306,031	126,375	1,179,656
Trademark	Indefinite	2,505,907	-	2,505,907
Customer relationships	10	1,431,680	134,931	1,296,749
Non compete agreement	2	61,366	28,918	32,448
Assembled Workforce	1	275,720	259,856	15,864
		5,580,704	550,080	5,030,624